Financial instruments, Liquidity Risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)
Contractual cash flows [abstract]
Payables		$ 497		$ 321
Liquidity Risk [Member]
Contractual cash flows [abstract]
Payables	$ 1,686		$ 2,408
Lease liabilities	344		394
Total current and non-current payables	2,030		2,802
Liquidity Risk [Member] | Less than 1 Year [Member]
Contractual cash flows [abstract]
Payables	1,686		2,408
Lease liabilities	167		118
Total current and non-current payables	1,853		2,526
Liquidity Risk [Member] | 1-2 Years [Member]
Contractual cash flows [abstract]
Payables	0		0
Lease liabilities	163		168
Total current and non-current payables	163		168
Liquidity Risk [Member] | 2-5 Years [Member]
Contractual cash flows [abstract]
Payables	0		0
Lease liabilities	14		108
Total current and non-current payables	14		108
Liquidity Risk [Member] | More than 5 Years [Member]
Contractual cash flows [abstract]
Payables	0		0
Lease liabilities	0		0
Total current and non-current payables	$ 0		$ 0